S000006702 [Member] Expense Example - Loomis Sayles Limited Term Government and Agency Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 295
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	636
Expense Example, with Redemption, 10 Years	1,151
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	476
Expense Example, with Redemption, 5 Years	827
Expense Example, with Redemption, 10 Years	1,611
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	238
Expense Example, with Redemption, 10 Years	539
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	162
Expense Example, with Redemption, 5 Years	288
Expense Example, with Redemption, 10 Years	$ 657